NOTES PAYABLE (Details) - Schedule of Debt - USD ($)	Feb. 28, 2019	May 31, 2018	May 31, 2017
NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Note payable	$ 0	$ 75,137	$ 699,208
Current portion	0	75,137	699,208
Long term portion	0	0	0
Newcan Funding Notes [Member] | Director [Member]
NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Note payable	$ 0	75,000	621,658
Binder Funding Notes [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Note payable		137	77,550
Koretsky Funding Notes [Member] | Director [Member]
NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Note payable		$ 0	$ 0